Segment Information (Details) - Schedule of financial information related to our reportable segments and corporate - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 1,022,851	$ 1,179,620	$ 3,997,490	$ 2,894,390	$ 4,299,717	$ 1,212,870
Cost of revenue	1,404,562	1,418,213	4,771,151	4,160,743	5,300,037	1,495,042
Gross margin	(381,711)	(238,593)	(773,661)	(1,266,353)	(1,000,320)	(282,172)
Research and development	234,965	322,946	686,131	708,396	983,528	257,431
Marketing	646,520	1,812,400	4,016,051	8,049,579	9,626,982	2,854,904
Stock based compensation					9,661,168	6,861,163
Impairment of goodwill					1,035,795
General and administrative not including depreciation, amortization, or Impairment	4,087,055	2,385,135	10,956,046	5,551,049	9,975,360	5,858,454
Depreciation and amortization					397,440	157,761
Impairment of intangibles					688,127	11,450
Total operating expenses	5,595,108	6,672,381	20,205,866	19,971,413	32,368,400	16,001,163
Interest expense					(372,106)	(372,106)
All other expenses					(3,638,327)	(7,557,342)
Other expenses, net					(4,010,433)	(7,929,448)
Loss before income tax provision and equity in net loss from unconsolidated investments	(9,526,345)	(9,720,121)	(25,112,331)	(24,925,834)	(37,379,153)	(24,212,783)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	291,414	565,852	1,138,904	1,388,411	1,926,374	375,043
Cost of revenue	564,349	849,079	1,917,039	2,482,848	3,186,240	652,259
Gross margin	(272,935)	(283,227)	(778,135)	(1,094,437)	(1,259,866)	(277,216)
Research and development	139,997	250,474	408,810	549,426	758,293	227,656
Marketing	370,584	1,540,540	2,301,994	6,842,142	8,182,935	2,426,668
Stock based compensation					1,727,021	1,226,495
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	90,212	386,844	242,330	900,323	3,918,130	2,301,088
Depreciation and amortization
Impairment of intangibles
Total operating expenses					14,586,379	6,181,907
Interest expense					(12,706)	(15,828)
All other expenses
Other expenses, net					(12,706)	(15,828)
Loss before income tax provision and equity in net loss from unconsolidated investments	(1,001,024)	(2,802,443)	(4,524,814)	(10,286,156)	(15,858,951)	(6,474,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	316,654	3,919	1,237,542	9,616	90,194
Cost of revenue	502,396	174,438	1,706,586	497,194	148,989
Gross margin	(185,742)	(170,519)	(469,044)	(487,578)	(58,940)
Research and development		60		131	131
Marketing	234,760		1,458,280
Stock based compensation					1,560,546
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	476,386	302,764	1,279,676	76,381	1,665,783
Depreciation and amortization					100,633
Impairment of intangibles
Total operating expenses					3,327,093
Interest expense
All other expenses
Loss before income tax provision and equity in net loss from unconsolidated investments	(1,008,360)	(506,162)	(4,099,962)	(1,360,766)	(3,385,888)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	414,783	609,849	1,621,044	1,496,363	2,283,149	837,827
Cost of revenue	337,817	394,696	1,147,526	1,180,701	1,964,808	842,783
Gross margin	76,966	215,153	473,518	315,662	318,341	(4,956)
Research and development	94,968	72,412	277,321	158,839	225,104	29,775
Marketing	41,176	181,240	255,777	804,958	962,698	285,490
Stock based compensation					1,884,986	1,338,678
Impairment of goodwill					1,035,795
General and administrative not including depreciation, amortization, or Impairment	384,365	293,296	1,032,487	682,602	1,600,212	939,792
Depreciation and amortization					252,730	132,768
Impairment of intangibles					688,127
Total operating expenses					6,649,652	2,726,504
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision and equity in net loss from unconsolidated investments	(570,197)	(664,326)	(1,984,468)	(2,205,741)	(6,331,311)	(2,731,460)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin
Research and development
Marketing		90,620		402,479	481,349	142,745
Stock based compensation					4,488,615	4,295,990
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	3,136,092	1,672,176	8,401,553	3,891,743	2,791,236	2,592,581
Depreciation and amortization					44,076	24,993
Impairment of intangibles						11,450
Total operating expenses					11,803,003	7,067,759
Interest expense					(359,400)	(356,278)
All other expenses					(3,638,327)	(7,557,342)
Other expenses, net					(3,997,727)	(7,913,620)
Loss before income tax provision and equity in net loss from unconsolidated investments	$ (6,946,764)	$ (5,747,190)	$ (14,503,087)	$ (11,073,171)	$ (11,803,003)	$ (14,981,379)